EXHIBIT 99.19

selene standard findings report

Deal ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
197	XXXXXX	XXXXXX		XXXXXX	Closed	2025-09-03 04:51	2025-09-10 06:21	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Updated 1003 provided with removal of Asset XXXXXX Bank Statement. Resolved - Due Diligence Vendor-09/10/2025 Ready for Review-Document Uploaded. Updated 1003 for assets - Seller-09/09/2025 Open-Provide bank statement for the checking account XXXXXX of XXXXXX reflecting on final 1003 page 473. - Due Diligence Vendor-09/03/2025	Ready for Review-Document Uploaded. Updated 1003 for assets - Seller-09/09/2025	Resolved-Updated 1003 provided with removal of Asset #XXXXXX Bank Statement. Resolved - Due Diligence Vendor-09/10/2025	1003.pdf			VA	Investment	Refinance	Cash Out - Other	5389814	N/A	N/A
197	XXXXXX	XXXXXX		XXXXXX	Closed	2025-09-03 05:21	2025-09-08 03:43	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Alta settlement statement provided with signatures. - Due Diligence Vendor-09/08/2025 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-09/08/2025 Ready for Review-Document Uploaded. Final HUD1 signed by all parties - Seller-09/05/2025 Open-Final HUD-1 Document is Preliminary/Estimated Only. Provide update Final HUD 1 as the provided one on page XXXXXX settlement agent signature is missing. - Due Diligence Vendor-09/03/2025	Ready for Review-Document Uploaded. Final HUD1 signed by all parties - Seller-09/05/2025	Resolved-Alta settlement statement provided with signatures. - Due Diligence Vendor-09/08/2025 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-09/08/2025	Eram FSS.pdf			VA	Investment	Refinance	Cash Out - Other	5390019	N/A	N/A
198	XXXXXX	XXXXXX		XXXXXX	Closed	2025-10-27 06:25	2025-10-30 02:22	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-10/30/2025 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-10/30/2025 Ready for Review-Document Uploaded. Cleared Alerts - Seller-10/29/2025 Open-Fraud Report Shows Uncleared Alerts Per the GL 10.17.2025 page # 27 a clear fraud report is required. The fraud report in file (page #175) is showing 2 high uncleared alert. The required cleared report is missing. - Due Diligence Vendor-10/27/2025	Ready for Review-Document Uploaded. Cleared Alerts - Seller-10/29/2025	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-10/30/2025 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-10/30/2025	Cleared Alerts.pdf			VA	Investment	Refinance	Cash Out - Other	6019780	N/A	N/A
198	XXXXXX	XXXXXX	XXXXXX	Closed	2025-10-27 05:59	2025-10-29 01:57	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Loan Collateral Advisor with CU score less than 2.5 provided, Verified & entered in system - Resolved - Due Diligence Vendor-10/29/2025

Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-10/29/2025

Ready for Review-Document Uploaded. Freddie SSR - Seller-10/28/2025

Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 The file is missing secondary valuation or additional valuation. Provide a FNMA or FHLMC UCDP/SSR report with a score less than 2.5, or an appraisal desk review.
															- Due Diligence Vendor-10/27/2025	Ready for Review-Document Uploaded. Freddie SSR - Seller-10/28/2025	Resolved-Loan Collateral Advisor with CU score less than 2.5 provided, Verified & entered in system - Resolved - Due Diligence Vendor-10/29/2025 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-10/29/2025	Ussery Freddie SSR.pdf			TN	Investment	Refinance	Cash Out - Other	6019536	N/A	N/A